Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 11,725
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,144
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,057
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,631
2024 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,296
2025 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,233
Thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 3,364